Share based compensation (Details) $ / shares in Units, $ in Millions	1 Months Ended					12 Months Ended
	Dec. 31, 2016 $ / shares shares	Apr. 30, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Jan. 31, 2015 $ / shares shares	Nov. 30, 2013 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Nov. 30, 2015 $ / shares	Feb. 14, 2011 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)										6,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.1		$ 0.10			$ 0.10	$ 0.1	$ 0.10	$ 5.00
Number of shares authorized			600,000					600,000
Options granted (shares)						0	0	0
Compensation recognition period						1 year 11 months
Issued and fully paid share capital (shares)	24,351,618					24,351,618	24,351,618
Share Capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse stock split ratio			0.10			0.10
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		118,653			278,778
Vesting period (in years)						3 years
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 3.62	$ 2.95	$ 3.70	$ 14.10	$ 94.60
Granted (units)			1,478,500	109,219		0	270,653	1,587,719
Number of adjusted RSUs (units)			1,571,251			0	0	1,571,251
Additional shares approved (in shares)	152,000
Compensation cost | $						$ 0.4	$ 0.7	$ 0.6
Unrecognized compensation costs | $						$ 0.7